Note 9 - Intangible assets, net: Schedule of Intangible assets consisted (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Intangible assets consisted

Intangible assets consisted of the following:

	As of December 31, 2024	As of December 31, 2023

Land use rights*	$27,126	$27,888
Software	116,331	104,224
Technology knowhow	13,175	13,644
Less: Accumulated amortization	(97,484)	(89,914)
Total intangible assets, net	$59,148	$55,842